Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings	$ 933.1	$ 626.5	$ 643.0
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	566.6	516.0	546.6
Stock-based compensation expense	66.0	47.0	42.6
Change in estimated sales allowances	707.9	345.8	265.5
Deferred income tax benefit	(315.2)	(87.1)	(108.9)
Loss from equity method investments	91.4	34.6	16.8
Other non-cash items	139.1	127.1	219.2
Litigation settlements, net	7.4	(14.6)	(3.1)
Changes in operating assets and liabilities:
Accounts receivable	(939.1)	(553.5)	(354.8)
Inventories	(147.5)	(157.1)	(172.0)
Trade accounts payable	(0.3)	137.2	81.4
Income taxes	78.5	(1.1)	(50.0)
Deferred revenue	0	(0.2)	(19.8)
Other operating assets and liabilities, net	(173.1)	86.0	(157.5)
Net cash provided by operating activities	1,014.8	1,106.6	949.0
Cash flows from investing activities:
Capital expenditures	(325.3)	(334.6)	(305.3)
Change in restricted cash	(5.1)	(228.0)	7.0
Cash paid for acquisitions, net	(50.0)	(1,261.9)	0
Proceeds from sale of property, plant and equipment	8.9	25.3	16.3
Purchase of marketable securities	(19.9)	(19.3)	(9.9)
Proceeds from sale of marketable securities	20.2	10.6	8.1
Payments for product rights and other, net	(429.1)	(60.9)	(80.4)
Net cash used in investing activities	(800.3)	(1,868.8)	(364.2)
Cash flows from financing activities:
Payment of financing fees	(5.8)	(34.6)	(7.7)
Purchase of common stock	0	(1,000.0)	(999.9)
Change in short-term borrowings, net	(107.8)	141.4	174.3
Proceeds from issuance of long-term debt	2,235.0	4,974.7	2,043.4
Payment of long-term debt	(2,295.8)	(3,480.3)	(1,990.8)
Proceeds from exercise of stock options	53.8	76.2	143.8
Taxes paid related to net share settlement of equity awards	(27.7)	0	0
Payments for contingent consideration	(150.0)	0	0
Other items, net	30.9	15.5	25.4
Net cash (used in) provided by financing activities	(267.4)	692.9	(611.5)
Effect on cash of changes in exchange rates	(12.9)	10.6	1.6
Net decrease in cash and cash equivalents	(65.8)	(58.7)	(25.1)
Cash and cash equivalents — beginning of period	291.3	350.0	375.1
Cash and cash equivalents — end of period	225.5	291.3	350.0
Cash paid during the period for:
Income taxes	210.5	189.6	308.5
Interest	273.8	249.4	246.8
Other current liabilities
Non-cash transactions:
Non-cash transactions	$ 0	$ 250.0	$ 0